LEASES - (Lessee) Operating Lease Cost and Other Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating lease cost
Operating lease cost	$ 112	$ 117
Sublease income	(5)	(6)
Net operating lease cost	107	111
Cash paid for amounts included in the measurement of operating lease liabilities	76	74
ROU assets obtained in exchange for new operating lease liabilities	$ 18	$ 96
Weighted average remaining lease term	11 years	13 years
Weighted average discount rate	3.40%	3.30%